Document and Entity Information	12 Months Ended
Jan. 14, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 11, 2013
Registrant Name	SCHWAB CAPITAL TRUST
Central Index Key	0000904333
Amendment Flag	false
Document Creation Date	Jan. 11, 2013
Document Effective Date	Jan. 14, 2013
Prospectus Date	Jan. 14, 2013